Income Taxes (Details 1)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Income Tax Disclosure [Abstract]
Income before provision for income taxes	$ 227,973	¥ 1,622,941	¥ (1,239,401)	$ 1,030,317	¥ 7,334,830	¥ (11,565,768)
Income tax expense computed at an applicable tax rate of 25%	56,993	405,735	(309,850)	257,579	1,833,708	(2,891,442)
Effect of preferential tax rate for small and micro enterprises	(73,542)	(523,543)	47,403	(193,684)	(1,378,838)	555,107
Super deduction for research and development expense	(28,157)	(200,454)	(526,540)	(92,105)	(655,695)	(421,455)
Effect of non-deductible items	43,298	308,239	13,606	4,716	33,574	182,921
Changes in valuation allowance	(284,529)	(2,025,561)	775,381	23,494	167,251	2,574,869
Effective income tax rate	(283,206)	(2,016,143)	0	$ 0	¥ 0	¥ 0
Effect of tax rate differences in various jurisdictions	$ 2,731	¥ 19,441	¥ 0